UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment	[ ]; Amendment Number:
This Amendment (Check only one):		[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Rosen Real Estate Securities LLC
Address:		1995 University Avenue, Ste 550
			Berkeley, CA  94704

13F File Number:	028-12206

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Justin M. Gould
Title:			Chief Compliance Officer
Phone:			510-549-4585

Signature,			Place, 				Date of Signing:

/s/ JUSTIN M. GOULD		Berkeley, California		July 21, 2010

Report Type (Check only one):
				[X]	13F HOLDINGS REPORT.
				[ ]	13F NOTICE.
				[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: N/A

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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		42
Form 13F Information Table Value Total:		354,656

List of Other Included Managers: 		N/A

No. 13F File Number			Name
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FORM 13F INFORMATION TABLE

NAME OF ISSUER				TITLE				VALUE		SHARES/	SH/	PUT/	INVSTMT	OTHER	VOTING AUTH.
         				OF CLS		CUSIP		X$1000)		PRN AMT	PRN	CALL	DSCRTN	MGRS	SOLE	SHARED	NONE
----------------------			--------------	-----		-------		-------	---	----	-------	-------	------	------	------
ALEXANDRIA REAL ESTATE			COMMON STOCKS	15271109	2441		38522	SH		Sole		38522
AMB PROPERTY CORP			COMMON STOCKS	00163T109	11718		494238	SH		Sole		494238
ANNALY CAPITAL MANAGEMENT INC		COMMON STOCKS	35710409	2446		142600	SH		Sole		142600
AVALON BAY CMNTYS INC			COMMON STOCKS	53484101	20131		215601	SH		Sole		215601
BOSTON PROPERTIES INC			COMMON STOCKS	101121101	18156		254493	SH		Sole		254493
BRANDYWINE RLTY TR			COMMON STOCKS	105368203	3841		357287	SH		Sole		357287
BRE PROPERTIES INC			PREFRRED STOCKS	05564E502	1150		49901	SH		Sole		49901
BRE PROPERTIES INC CL A			COMMON STOCKS	05564E106	24423		661326	SH		Sole		661326
CALI REALTY CORP			COMMON STOCKS	554489104	5843		196545	SH		Sole		196545
CAMDEN PROPERTY TRUST-SBI		COMMON STOCKS	133131102	838		20518	SH		Sole		20518
CBL & ASSOCIATES PROPERTIES		PUT OPTIONS	124830100	544		43700	SH	PUT	Sole		43700
CHATHAM LODGING TR			NASDAQ OTC ISS	16208T102	2080		116369	SH		Sole		116369
CHESAPEAKE LODGING TRUST SH BEN		NASDAQ OTC ISS	165240102	2699		170621	SH		Sole		170621
COLONIAL PROPERTIES TRUST		PUT OPTIONS	195872106	160		11000	SH	PUT	Sole		11000
COLONY FINANCIAL INC			NASDAQ OTC ISS	19624R106	754		44637	SH		Sole		44637
CORPORATE OFFICE PROPERTIES		COMMON STOCKS	22002T108	13298		352164	SH		Sole		352164
D R HORTON INC				PUT OPTIONS	23331A109	372		37800	SH	PUT	Sole		37800
DOUGLAS EMMETT INC			COMMON STOCKS	25960P109	15763		1108508	SH		Sole		1108508
EQUITY RESIDENTIAL PROPERTIES		COMMON STOCKS	29476L107	24810		595812	SH		Sole		595812
ESSEX PROPERTY TRUST INC		COMMON STOCKS	297178105	12022		123256	SH		Sole		123256
FEDERAL REALTY INVT TR SBI NEW		COMMON STOCKS	313747206	14709		209326	SH		Sole		209326
HCP INC					COMMON STOCKS	40414L109	15457		479279	SH		Sole		479279
HUDSON PACIFIC PROPERTIES IN		COMMON STOCKS	444097109	6577		381263	SH		Sole		381263
ISHARES TR DJ US REAL ESTATE IDX	PUT OPTIONS	464287739	27193		576000	SH	PUT	Sole		576000
KENNEDY-WILSON HLDGS INCP		COMMON STOCKS	489398107	2223		220063	SH		Sole		220063
LIBERTY PROPERTY TRUST			COMMON STOCKS	531172104	4750		164650	SH		Sole		164650
MACERICH CO				COMMON STOCKS	554382101	10245		274531	SH		Sole		274531
NORTH AMERICAN FINL HOLDINGS INC	NASDAQ OTC ISS	65685Q206	1319		67664	SH		Sole		67664
PENNSYLVANIA REAL ESTATE		PUT OPTIONS	709102107	787		64400	SH	PUT	Sole		64400
PROLOGIS TR				COMMON STOCKS	743410102	2080		205374	SH		Sole		205374
PROLOGIS TR				PUT OPTIONS	743410102	526		51900	SH	PUT	Sole		51900
REGENCY CTRS CORP			PREFRRED STOCKS	758849509	273		11732	SH		Sole		11732
REGENCY REALTY CORP			COMMON STOCKS	758849103	7363		214043	SH		Sole		214043
RETAIL OPPORTUNITY INVESTMENTS		COMMON STOCKS	76131N101	8531		884054	SH		Sole		884054
SIMON PROPERTY GROUP INC		COMMON STOCKS	828806109	31267		387208	SH		Sole		387208
SL GREEN REALTY CORP			COMMON STOCKS	78440X101	5358		97352	SH		Sole		97352
SL GREEN REALTY CORP			PUT OPTIONS	78440X101	2323		42200	SH	PUT	Sole		42200
Starwood Property Trust Inc		NASDAQ OTC ISS	85571B105	1956		115412	SH		Sole		115412
TAUBMAN CENTERS INC			COMMON STOCKS	876664103	4961		131842	SH		Sole		131842
UDR INC					COMMON STOCKS	902653104	16124		842852	SH		Sole		842852
VENTAS INC				COMMON STOCKS	92276F100	323		6884	SH		Sole		6884
VORNADO REALTY TRUST			COMMON STOCKS	929042109	26822		367675	SH		Sole		367675

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